John Hancock Variable Insurance Trust
601 Congress Street
Boston, Massachusetts 02210
January 13, 2012
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Filing of Registration Statement on Form N-14 of John Hancock Variable Insurance Trust on behalf of its series, Core Strategy Trust, Lifestyle Growth Trust and U.S. Equity Trust (formerly U.S. Multi Sector Trust) (SEC File No. 811-04146)
Dear Ladies and Gentlemen:
Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Act”), for John Hancock Variable Insurance Trust (the “Registrant”). This Form N-14 is being filed in connection with reorganizations in which six series of the Registrant (each, an “Acquired Fund”) will combine with three other series of the Registrant (each, an “Acquiring Fund”) as follows: (i) Core Balanced Strategy Trust with Core Strategy Trust; (ii) Core Allocation Trust with Lifestyle Growth Trust; (iii) Core Disciplined Diversification Trust with Lifestyle Growth Trust; (iv) Core Balanced Trust with Lifestyle Growth Trust; (v) Balanced Trust with Lifestyle Growth Trust; and (vi) Large Cap Trust with U.S. Equity Trust (formerly U.S. Multi Sector Trust) (the “Reorganizations”). With respect to each Reorganization: (i) the Acquiring Fund will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the shares of the Acquiring Fund will be distributed to the shareholders of the Acquired Fund; and (iii) the Acquired Fund will liquidate and terminate.
Pursuant to Rule 488 under the Act, the Registration Statement will become effective on February 12, 2012.
Should you have any questions, please feel free to contact Christopher P. Harvey of Dechert LLP at 617.728.7167 or myself at 617.663.2166.
Sincerely,
/s/ Betsy Anne Seel
Betsy Anne Seel
Assistant Secretary of the Registrant

cc:	Christopher P. Harvey, Esq.